CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues, net:
Revenue	$ 276,714	$ 262,347	$ 210,351
Costs of sales:
Costs of sales	187,268	180,630	154,067
Gross margin	89,446	81,717	56,284
Operating expenses:
Sales and marketing	38,513	34,900	24,166
General and administrative	72,139	69,770	63,914
Research and development	58,356	48,643	34,579
Amortization of identifiable intangible assets	1,858	1,863	1,825
Adjustment to contingent consideration liability	(9,200)	(4,400)	0
Gain on insurance proceeds	(500)	0	(4,400)
Total operating expenses	161,166	150,776	120,084
Operating loss	(71,720)	(69,059)	(63,800)
Other expense, net	(485)	(1,068)	(1,046)
Loss on extinguishment of debt	(635)	0	(11,916)
Interest expense, net	(6,931)	(8,811)	(18,147)
Loss from continuing operations before (provision for) benefit from income taxes	(79,771)	(78,938)	(94,909)
(Provision for) benefit from income taxes	(1,848)	(1,134)	9,509
Net loss from continuing operations	(81,619)	(80,072)	(85,400)
Net income from discontinued operations	11,867	10,753	9,601
Net loss	$ (69,752)	$ (69,319)	$ (75,799)
Net income (loss) per share (basic and diluted)
Continuing operations, basic (in dollars per share)	$ (2.96)	$ (2.95)	$ (3.4)
Continuing operations, diluted (in dollars per share)	(2.96)	(2.95)	(3.4)
Discontinued operations, basic (in dollars per share)	0.43	0.4	0.38
Discontinued operations, diluted (in dollars per share)	0.43	0.4	0.38
Total, basic (in dollars per share)	(2.53)	(2.55)	(3.02)
Total, diluted (in dollars per share)	$ (2.53)	$ (2.55)	$ (3.02)
Weighted average shares outstanding, basic (in shares)	27,552	27,152	25,088
Weighted average shares outstanding, diluted (in shares)	27,552	27,152	25,088
Hardware
Revenues, net:
Revenue	$ 103,391	$ 114,410	$ 105,014
Costs of sales:
Costs of sales	80,319	92,224	80,841
Subscription service
Revenues, net:
Revenue	122,597	97,499	62,649
Costs of sales:
Costs of sales	63,735	47,424	38,651
Professional service
Revenues, net:
Revenue	50,726	50,438	42,688
Costs of sales:
Costs of sales	$ 43,214	$ 40,982	$ 34,575